Restricted cash (Tables)	12 Months Ended
Mar. 31, 2019
Cash And Cash Equivalents [Abstract]
Summary of Restricted Cash

Restricted cash consists of the following:

	As of March 31,
	2018	2019	2019
	(INR)	(INR)	(US$)
Bank deposits	2,406,569	2,167,827	31,345
Term deposits	329,926	1,280,323	18,512
	2,736,495	3,448,150	49,857
Restricted cash — current	2,406,569	2,167,827	31,345
Restricted cash — non-current	329,926	1,280,323	18,512